Cover Page	Aug. 05, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2024
Entity Registrant Name	CATERPILLAR FINANCIAL SERVICES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11241
Entity Tax Identification Number	37-1105865
Entity Address, Address Line One	2120 West End Avenue
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203-0001
City Area Code	(615)
Local Phone Number	341-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Medium-Term Notes, Series H,3.300% Notes Due 2024
Trading Symbol	CAT/24
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000764764
Amendment Flag	false